Organization	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Surrozen Inc [Member]
Organization
Note 1. Organization
Description of Business
Surrozen Inc. (the “Company” also referred to as “Surrozen”) is a preclinical stage biotechnology company committed to discovering and developing drug candidates to selectively modulate the Wnt pathway, a critical mediator of tissue repair, in a broad range of organs and tissues. The Company is located in South San Francisco
, California and was incorporated in the state of Delaware on August 12, 2015.
Business Combination and Private Investment in Public Entity Financing
On April 15, 2021, the Company entered into a business combination agreement with Consonance-HFW Acquisition Corp, a Cayman Islands exempted company (“CHFW”) and Perseverance Merger Sub Inc., a subsidiary of CHFW (“Merger Sub”). Upon closing of the business combination, CHFW will become a Delaware corporation and will be renamed to Surrozen, Inc. (“New Surrozen”), and Merger Sub will merge with and into the Company, with the Company as the surviving company and, after giving effect to such merger, continuing as a wholly-owned subsidiary of New Surrozen. Pursuant to the business combination agreement, the Company’s outstanding equity shares and equity awards (whether vested or unvested) as of closing will be exchanged for shares of New Surrozen’s common stock or comparable equity awards that are settled or are exercisable for shares of New Surrozen’s common stock. Additionally, immediately after the consummation of the business combination, certain investors, including certain of the Company’s existing stockholders, committed to subscribe for and purchase an aggregate of
12,020,000
units for a purchase price of $
10.00
per unit through a private investment in public entity financing (“PIPE Financing”). Each unit consists of one
share of New Surrozen’s common stock
and
one
-
third
of
one
redeemable warrant for one share of New Surrozen’s common stock.
On August 11, 2021, the Company received gross proceeds of $
144.7

million in connection with the consummation of the business combination with CHFW and PIPE Financing (see Note 11).
Liquidity, Capital Resources and Going Concern
The Company has incurred net operating losses each period since inception. During the six months ended June 30, 2021, the Company incurred a net loss of

$25.7

million. During the six months ended June 30, 2021, the Company used
$23.2 million of cash in operations. As of June 30, 2021, the Company had an accumulated deficit of approximately $113.7 million. The Company expects operating losses to continue in the foreseeable future because of additional costs and expenses related to the research and development activities. To date, the Company has been able to fund its operations through private placements of redeemable convertible preferred stock. As of June 30, 2021, the Company had cash and cash equivalents of $18.9 million and short-term investments of $6.6 million.
Management believes that the existing cash, cash equivalents, and short-term investments, together with net proceeds from the business combination and PIPE Financing are sufficient for the Company to continue operating activities for at least the next
12
months from the date of issuance of its condensed interim financial statements.
The Company plans to continue to fund its operations through public or private equity financings, debt financings or other capital sources, including government grants, potential collaborations with other companies or other strategic transactions. The Company’s ultimate success depends on the outcome of its research and development activities. Failure to generate sufficient cash flows from operations, raise additional capital and reduce discretionary spending could have a material adverse effect on the Company’s ability to achieve its intended business objectives. These factors would have a material adverse effect on the Company’s future financial results, financial position and cash flows.

The Company’s business has been and could continue to be adversely affected by the evolving Coronavirus Disease 2019 (COVID-19) pandemic. For example, the COVID-19 pandemic has resulted in and could result in delays to the Company’s preclinical studies of its product pipeline. At this time, the extent to which the COVID-19 pandemic impacts the Company’s business will depend on future developments, which are highly uncertain and cannot be predicted.

Note 1. Organization
Description of Business
Surrozen, Inc. (the “Company”) is a preclinical stage biotechnology company committed to discovering and developing drug candidates to selectively modulate the Wnt pathway, a critical mediator of tissue repair, in a broad range of organs and tissues. The Company is located in South San Francisco, California and was incorporated in the state of Delaware on August 12, 2015.
Liquidity, Capital Resources and Going Concern
The Company has incurred net operating losses each year since inception. During the year ended December 31, 2020, the Company incurred a net loss of $32.7 million and used $29.1 million of cash in operations. As of December 31, 2020, the Company had an accumulated deficit of approximately $88.0 million. The Company expects operating losses to continue in the foreseeable future because of additional costs and expenses related to the research and development activities. To date, the Company has been able to fund its operations through private placements of redeemable convertible preferred stock. As of December 31, 2020, the Company had cash and cash equivalents of $35.0 million and short-term investments of $14.2 million.
Management does not believe that the existing financial resources are sufficient for the Company to continue operating activities and therefore has concluded that substantial doubt exists about the Company’s ability to continue as a going concern within 12 months from the date of issuance of its financial statements. The accompanying financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. The accompanying financial statements do not reflect any adjustments relating to the recoverability and reclassifications of assets and liabilities that might be necessary if the Company is unable to continue as a going concern. Insufficient liquidity may require the Company to relinquish rights to product candidates at an earlier stage of development or on less favorable terms than the Company would otherwise choose.
The Company plans to continue to fund its operations through public or private equity financings, debt financings or other capital sources, including government grants, potential collaborations with other companies or other strategic transactions. The Company’s ultimate success depends on the outcome of its research and development activities. Failure to generate sufficient cash flows from operations, raise additional capital and reduce discretionary spending could have a material adverse effect on the Company’s ability to achieve its intended business objectives. These factors would have a material adverse effect on the Company’s future financial results, financial position and cash flows.
Risks and Uncertainties
The Company’s future results of operations involve a number of risks and uncertainties. Factors that could affect the Company’s future operating results and cause actual results to vary materially from expectations include, but are not limited to, uncertainty of results of clinical trials and reaching milestones, uncertainty of regulatory approval of the Company’s potential drug candidates, uncertainty of market acceptance of the Company’s products, competition from substitute products and larger companies, securing and protecting proprietary technology, strategic relationships and dependence on key individuals and sole source suppliers.
Products developed by the Company require clearances from the U.S. Food and Drug Administration or other international regulatory agencies prior to commercial sales. There can be no assurance that the products will receive the necessary clearances. If the Company was denied clearance, clearance was delayed or the Company was unable to maintain clearance, it could have a materially adverse impact on the Company.
The Company’s business has been and could continue to be adversely affected by the evolving Coronavirus Disease 2019 (COVID-19) pandemic. For example, the COVID-19 pandemic has resulted in and could result in delays to the Company’s preclinical studies of its product pipeline. At this time, the extent to which the COVID-19 pandemic impacts the Company’s business will depend on future developments, which are highly uncertain and cannot be predicted.